EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS, Other Operating Income / (Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS [Abstract]
Net gain / (losses) on disposal of cryptocurrencies	$ 2,061	$ (3,131)	$ 18,725
Impairment loss of cryptocurrencies	(2)	0	(436)
Change in fair value of cryptocurrencies settled receivables and payables	3,305	0	(3,735)
Net loss on disposal of mining machine	(1,573)	(497)	(36)
Others	0	0	107
Total	$ 3,791	$ (3,628)	$ 14,625